Other Equity Instruments - Summary of Other Equity Instruments (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	£ 500
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	750
300m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	300
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Capital securities	£ 500